UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-21405
                                   -----------------------------------------

                           TrendStar Investment Trust
----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             7300 College Blvd., Suite 308, Overland Park, KS 66210
----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Timothy Ashburn
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-661-2900

Date of fiscal year end:   09/30
                        --------------------

Date of reporting period:  03/31/04
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.


                                 TrendStar Funds













                               Semi-Annual Report

                                 March 31, 2004








                                  Fund Advisor:

                             TrendStar Advisors, LLC
                          7300 College Blvd., Suite 308
                             Overland Park, KS 66210

                            Toll Free 1-888-747-4872

TrendStarSM Funds
--------------------------------------------------------------------------------


                                                                   May 25, 2004

Dear Fellow Shareholders:

We are pleased to be reporting to you following the first full quarter of operation for the TrendStar Funds. TrendStar Funds operate on a fiscal year ending on September 30, therefore March 31, 2004, marked the end of our semi-annual period and also gives us an opportunity to provide you with a progress report on your funds. Since the fund group's inception on October 31, 2003, we have striven to take steps that will benefit the long-term operation of the funds. These steps include measures that range from a ban on the personal trading of stocks by the employees of TrendStar Advisors (the only focus on stock evaluation should be on behalf of shareholders) to writing into the fund's prospectus our plan to close TrendStar Small Cap Fund to new investors at $400 million in assets. Not only do such procedures and policies make running our management firm easier, they were the right thing to do.

The TrendStar Small Cap Fund appreciated 7.34% during the first calendar quarter of 2004 while the S&P 600 Index was up 6.23% during the same period. The TrendStar American Endeavor Fund rose 1.81% with the S&P 500 up 1.69% during the quarter. We were happy with the performance during the first quarter, despite not owning a single stock from the energy sector which was the best performing sector during that time period. Our performance has come from other sectors, most notably healthcare. Three of the top five stocks contributing to the overall performance for both funds came from the healthcare sector. The five stocks having the strongest positive impact on the performance of TrendStar Small Cap during the quarter were; American Eagle Outfitters, US Oncology, WCI Communities, Accredo Health and Affymetrix. For TrendStar American Endeavor the top five contributors were; Waters Corp, CR Bard, McDonalds, Pepsico and Becton Dickinson. We still own all of these stocks.

As will always be the case, some of our holdings held back performance during the quarter with the worst performance coming from the technology sector. The stocks that detracted from performance the most were; Lattice Semiconductor, Benchmark Electronics and Priority Healthcare for TrendStar Small Cap, and; Synopsus, Intel and Novellus Systems for TrendStar American Endeavor. Our views on all of these stocks remain unchanged. The growth trends that we expect to drive the revenue line of these companies over the next five years are still in place. We typically use the underperformance of such stocks as opportunities for investment of new cash that flows into the funds. The only changes we made during the quarter were based on valuation. We completely liquidated positions in three stocks from the TrendStar Small Cap Fund during the quarter. These were retailers Aeropostale and Talbots, and the technology company Serena Software. There were no complete liquidations from the American Endeavor Fund.

At the core of our efforts is the management of our investment process that begins with a search for growth prospects, but culminates with a rigid valuation analysis. We begin by asking ourselves the question, "What will be the 3-5 year secular tailwind likely to drive the revenue growth of this company?" Our search for positive trends that will allow certain companies to grow more quickly than the overall economy typically leads us to secular trends in such areas associated with; technology, demographics, healthcare, consumer behavior and international economic growth. Just as this approach points us in the direction of certain industries, it also eliminates many stocks and even entire sectors from consideration for ownership in the funds. We then apply our valuation methodology to only those companies that we believe are the beneficiaries of evolving long-term trends. Our valuation methodology simultaneously considers multiple factors important to stock valuation, including a company's level of profitability, growth rate and balance sheet strength.

Our efforts drive us toward the goal of identifying cheap stocks of companies within industries that are growing faster than the economy as a whole. That generally means investing in companies whose products or services become over time a larger part of either the overall U.S. or world economy and hence are increasingly important to economic growth. It also means that we avoid sectors that are declining in economic importance. For example, when adjusted for the effects of inflation the U.S. economy grew by a factor of six during the last half of the twentieth century. During that same period our nation's consumption of steel (measured by tons of consumption) grew by less than a factor of 1.5. Equivalently, taking into account the effects of inflation by working in 2000 dollars, it took about 1.5 ounces of additional steel consumption to grow our economy one dollar in 1950. By 2000 dollars, it would take only about 0.4 ounces of steel to grow the economy by a dollar. The recent rise in the price of steel most likely has more to do with a weak U.S. dollar, the bankruptcy filing of one-third of U.S. steel makers during 2001, and increased demand due to resurgent worldwide economic growth, than with any new paradigm for material usage.

Similar calculations can be made for energy usage by analyzing the annual amount of energy consumed per dollar of GDP. The observed steady decline over time in energy usage per dollar of economic output, or energy intensity, largely describes the reason that higher energy prices haven't derailed the economic recovery. Declining trends for both materialization and energy intensity are examples of what we view to be the most important long-term trends for the basic materials and energy sectors. In fact, we believe that the decline over the past 35 years in S&P 500 sector weightings for the basic material and energy sectors can largely be attributed to these long-term trends. We are much more confident in the continued long-term decline in material and energy usage per dollar of economic growth than we are in the ability of commodity prices to remain at historically high levels.

Overall, the economic progress of the past 12 months has been quite positive. Profits as measured by earnings for the Standard & Poors 500 Index stand at record levels. The much broader measure of profits (which includes several million private companies) reported by the Bureau of Economic Analysis in the form of the National Income and Product Accounts (NIPA) data are also at record levels. And, for the most part, reported earnings have exceeded expectations so far this year. One of the largest risks associated with this good news is the resultant increased upward pressure on interest rates. The yield on 10-year government bonds fell as low as 3.7 percent on March 16th of this year. At the time of this letter the yield has increased to approximately 4.5 percent. The recent rise in commodity prices combined with clear economic strength has also put the Fed on a course of action that will most likely result in increasing rates later this year. None of this changes our overall strategy. Movement in interest rates and inflation, upward or downward, does not alter our view of certain governing growth trends that we believe will unfold over the next five years. However, interest rates do impact stock valuations. In the event that rising interest rates have a more negative effect on certain sectors of the market than on others, our valuation methodology may over time steer our holdings in the direction of the weaker sectors, and hence may impact the relative weighting of our holdings. In total, we believe that the positive developments associated with economic growth will contribute to an environment that supports continued strong corporate earnings growth, and that stocks will overcome, albeit with some difficulty, rising interest rates.

On behalf of all of us at TrendStar Funds, we want to thank you for the confidence that you've placed in us and we look forward to reporting to you on the progress of your Funds in the years ahead.


/s/ Thomas W. Laming                        /s/ James R. McBride
Thomas W. Laming                            James R. McBride
President & Portfolio Manager               Treasurer & Portfolio Manager

Investment Results
------------------

-----------------------------------------------------------------------------------------------------
                                  Average Annual Total Returns
                               (for periods ended March 31, 2004)

                                                                                  Since Inception
                                             One Month        Three Months      (October 31, 2003)
                                           ---------------   ---------------   ----------------------

TrendStar American Endeavor Fund*                  -0.28%             1.81%            6.90%

TrendStar Small Cap Fund*                           1.11%             7.34%            9.70%

Russell 2000 Index**                                0.93%             6.26%           12.26%

S&P 500 Index**                                    -1.51%             1.69%            7.96%

-----------------------------------------------------------------------------------------------------


The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

*Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**The Indices are unmanaged benchmarks that assume reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 and S&P 500 Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Funds' portfolios.

  Compensation of the Growth of a $10,000 Investment in the TrendStar American
     Endeavor Fund, the TrendStar Small Cap Fund and the Russell 2000 Index

              TrendStar American       Russell 2000        S&P 500 Index
                Endeavor Fund             Index

     10/31/03            10,000.00       10,000.00           10,000.00
     11/30/03            10,240.00       10,354.85           10,087.88
     12/31/03            10,500.00       10,564.96           10,616.58
      1/31/04            10,670.00       11,023.96           10,811.39
      2/29/04            10,720.00       11,122.77           10,961.61
      3/31/04            10,690.00       11,226.41           10,796.26

              TrendStar Small Cap      Russell 2000
                     Fund                 Index

     10/31/03            10,000.00       10,000.00
     11/30/03            10,190.00       10,354.85
     12/31/03            10,220.00       10,564.96
      1/31/04            10,820.00       11,023.96
      2/29/04            10,850.00       11,122.77
      3/31/04            10,970.00       11,226.41

The chart above assumes an initial investment of $10,000 made on October 31, 2003 (commencement of Funds' operations) and held through March 31, 2004. THE FUNDS' RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

TrendStarSM Funds                            Schedule of Investments (Unaudited)
--------------------------------------------------------------------------------
TrendStarSM Small-Cap Fund
March 31, 2004


Common Stocks - 98.29%                                                             Shares                  Value
                                                                                --------------        -----------------

Aerospace & Defense - 1.31%
Mercury Computer Systems, Inc. (a)                                                     24,300           $      619,650
                                                                                                      -----------------

Airlines - 2.22%
JetBlue Airways Corp. (a)                                                              41,500                1,049,535
                                                                                                      -----------------

Automobiles - 2.17%
Monaco Coach Corp.                                                                     38,300                1,026,440
                                                                                                      -----------------

Biotechnology - 2.19%
Charles River Laboratories International, Inc. (a)                                      9,800                  419,930
Techne Corp. (a)                                                                       15,100                  616,231
                                                                                                      -----------------
                                                                                                             1,036,161
                                                                                                      -----------------
Capital Markets - 2.07%
Waddell & Reed Financial, Inc.                                                         40,000                  980,800
                                                                                                      -----------------

Chemicals - 1.90%
Cambrex Corp.                                                                          33,000                  887,700
                                                                                                      -----------------

Commercial Banks - 3.78%
Boston Private Financial Holdings Corp.                                                26,000                  728,000
Wilmington Trust Corp.                                                                 28,400                1,061,308
                                                                                                      -----------------
                                                                                                             1,789,308
                                                                                                      -----------------
Communications Equipment - 3.48%
Adaptec, Inc. (a)                                                                      84,200                  737,592
Black Box Corp.                                                                        17,000                  911,030
                                                                                                      -----------------
                                                                                                             1,648,622
                                                                                                      -----------------

Commercial Services & Supplies - 2.56%
Sourcecorp, Inc. (a)                                                                   45,800                1,213,700
                                                                                                      -----------------

Diversified Financial Services - 1.69%
W.P. Stewart & Co., Ltd.  1.66                                                         40,000                  797,600
                                                                                                      -----------------

Electrical Equipment - 2.08%
Intermagnetics General Corp. (a)                                                       37,164                  984,846
                                                                                                      -----------------

Electronic Equipment & Instruments - 4.40%
Benchmark Electronics, Inc. (a)                                                        30,800                  969,584
Plexus Corp. (a)                                                                       62,400                1,110,096
                                                                                                      -----------------
                                                                                                             2,079,680
                                                                                                      -----------------
Food & Staples Retailing - 2.31%
Performance Food Group Co. (a)                                                         31,800                1,092,330
                                                                                                      -----------------

See accompanying notes which are an integral part of the financial statements.

                                                                               4

TrendStarSM Funds                Schedule of Investments - continued (Unaudited)
--------------------------------------------------------------------------------
TrendStarSM Small-Cap Fund
March 31, 2004

Common Stocks - 98.29% - continued                                                 Shares                  Value
                                                                                --------------        -----------------

Health Care Equipment & Supplies - 14.83%
Affymetrix, Inc. (a)                                                                   16,300           $      550,125
Analogic Corp.                                                                         26,475                1,204,348
Biosite Diagnostics, Inc. (a)                                                          39,400                1,259,618
Mentor Corp.                                                                           30,100                  906,010
Molecular Devices Corp. (a)                                                            58,500                1,102,140
PolyMedica Corp.                                                                       46,100                1,236,402
Zoll Medical Corp. (a)                                                                 18,970                  758,420
                                                                                                      -----------------
                                                                                                             7,017,063
                                                                                                      -----------------

Health Care Providers & Services - 18.48%
Accredo Health, Inc. (a)                                                               29,200                1,112,520
Amerigroup Corp  (a)                                                                   28,600                1,307,020
AmSurg Corp. (a)                                                                       41,050                  932,245
Covance, Inc. (a)                                                                      22,500                  774,900
Pharmaceutical Product Development, Inc. (a)                                           38,400                1,143,936
Priority Healthcare Corp. - Class B (a)                                                61,800                1,315,722
Renal Care Group, Inc. (a)                                                             23,600                1,079,936
US Oncology, Inc. (a)                                                                  73,100                1,080,418
                                                                                                      -----------------
                                                                                                             8,746,697
                                                                                                      -----------------

Hotels, Restaurants & Leisure - 1.54%
Aztar Corp (a)                                                                         29,700                  727,947
                                                                                                      -----------------

Household Durables - 4.69%
Ethan Allen Interiors, Inc.                                                            25,000                1,031,500
WCI Communities, Inc. (a)                                                              47,500                1,188,925
                                                                                                      -----------------
                                                                                                             2,220,425
                                                                                                      -----------------


IT Services - 5.95%
The BISYS Group, Inc. (a)                                                              62,600                1,049,176
CACI International, Inc. (a)                                                           26,200                1,126,600
Digimarc Corp. (a)                                                                     51,900                  642,003
                                                                                                      -----------------
                                                                                                             2,817,779
                                                                                                      -----------------

Media - 2.41%
Arbitron, Inc. (a)                                                                     15,300                  615,978
Information Holdings, Inc. (a)                                                         25,500                  525,810
                                                                                                      -----------------
                                                                                                             1,141,788
                                                                                                      -----------------

See accompanying notes which are an integral part of the financial statements.

5


TrendStarSM Funds                Schedule of Investments - continued (Unaudited)
--------------------------------------------------------------------------------
TrendStarSM Small-Cap Fund
March 31, 2004

Common Stocks - 98.29% - continued                                                 Shares                  Value
                                                                                --------------        -----------------

Pharmaceuticals - 1.71%
Medicis Pharmaceutical Corp.                                                           20,200           $      808,000
                                                                                                      -----------------

Semiconductors - 5.00%
DSP Group, Inc. (a)                                                                    17,900                  460,567
EXAR Corp. (a)                                                                         56,100                1,037,850
Lattice Semiconductor Corp. (a)                                                        99,664                  870,067
                                                                                                      -----------------
                                                                                                             2,368,484
                                                                                                      -----------------

Semiconductor Equipment - 2.43%
Cabot Microelectronics Corp. (a)                                                       10,600                  447,744
Photronics Inc. (a)                                                                    39,600                  702,504
                                                                                                      -----------------
                                                                                                             1,150,248
                                                                                                      -----------------

Software - 5.27%
Activision, Inc. (a)                                                                   32,700                  517,314
Advent Software, Inc. (a)                                                              42,500                  794,750
Barra, Inc.                                                                            33,800                1,182,662
                                                                                                      -----------------
                                                                                                             2,494,726
                                                                                                      -----------------

Specialty Retail - 3.84%
American Eagle Outfitters, Inc. (a)                                                    28,400                  765,664
Barnes & Noble, Inc. (a)                                                               32,300                1,052,980
                                                                                                      -----------------
                                                                                                             1,818,644
                                                                                                      -----------------

TOTAL COMMON STOCKS (Cost $43,833,806)                                                                      46,518,173
                                                                                                      -----------------

                                                                                  Principal
Cash Equivalents - 1.17%                                                           Amount
                                                                                --------------
Huntington Money Market Fund - Investment Shares, 0.20% (b)                        $  556,112           $      556,112
                                                                                                      -----------------

TOTAL MONEY MARKET SECURITIES (Cost $556,112)                                                                  556,112
                                                                                                      -----------------

TOTAL INVESTMENTS (Cost $44,389,918) - 99.46%                                                           $   47,074,285
                                                                                                      -----------------

Other assets less liabilities - 0.54%                                                                          255,148
                                                                                                      -----------------

TOTAL NET ASSETS - 100.00%                                                                              $   47,329,433
                                                                                                      =================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2004.


See accompanying notes which are an integral part of the financial statements.

                                                                               6

TrendStarSM Funds                Schedule of Investments - continued (Unaudited)
--------------------------------------------------------------------------------
TrendStarSM American Endeavor Fund
March 31, 2004

Common Stocks - 98.55%                                                             Shares                  Value
                                                                                --------------        -----------------

Auto Components - 2.85%
Johnson Controls, Inc.                                                                  7,000           $      414,050
Lear Corp.                                                                              4,100                  254,036
                                                                                                      -----------------
                                                                                                               668,086
                                                                                                      -----------------

Beverages - 4.12%
Coca-Cola Co.                                                                           6,900                  347,070
PepsiCo, Inc.                                                                          11,500                  619,275
                                                                                                      -----------------
                                                                                                               966,345
                                                                                                      -----------------

Biotechnology - 1.58%
Techne Corp. (a)                                                                        9,100                  371,371
                                                                                                      -----------------

Capital Markets - 2.45%
Goldman Sachs Group, Inc.                                                               5,500                  573,925
                                                                                                      -----------------

Chemicals - 2.50%
Sigma Aldrich Corp.                                                                    10,600                  586,604
                                                                                                      -----------------

Communications Equipment - 5.81%
Adaptec, Inc. (a)                                                                      23,500                  205,860
Black Box Corp.                                                                         8,700                  466,233
Cisco Systems, Inc. (a)                                                                29,300                  689,136
                                                                                                      -----------------
                                                                                                             1,361,229
                                                                                                      -----------------

Computers & Peripherals - 2.55%
Dell, Inc. (a)                                                                         17,800                  598,436
                                                                                                      -----------------

Electronic Equipment & Instruments - 5.27%
Jabil Circuit, Inc. (a)                                                                20,900                  615,087
Waters Corp. (a)                                                                       15,200                  620,768
                                                                                                      -----------------
                                                                                                             1,235,855
                                                                                                      -----------------

Food Products - 8.20%
H.J. Heinz Co.                                                                         16,900                  630,201
Sara Lee Corp.                                                                         31,500                  688,590
Wrigley, William Jr. Co.                                                               10,200                  603,024
                                                                                                      -----------------
                                                                                                             1,921,815
                                                                                                      -----------------

Health Care Equipment & Supplies - 7.02%
Analogic Corp.                                                                          9,100                  413,959
Bard C.R. Inc.                                                                          6,400                  624,896
Becton Dickinson & Co.                                                                 12,500                  606,000
                                                                                                      -----------------
                                                                                                             1,644,855
                                                                                                      -----------------

See accompanying notes which are an integral part of the financial statements.

7

TrendStarSM Funds                Schedule of Investments - continued (Unaudited)
--------------------------------------------------------------------------------
TrendStarSM American Endeavor Fund
March 31, 2004

Common Stocks - 98.55% - continued                                                 Shares                  Value
                                                                                --------------        -----------------

Hotels, Restaurants & Leisure - 5.72%
McDonald's Corp.                                                                       25,700           $      734,249
Yum!  Brands, Inc. (a)                                                                 16,000                  607,840
                                                                                                      -----------------
                                                                                                             1,342,089
                                                                                                      -----------------

Household Products - 5.60%
Colgate-Palmolive Co.                                                                  10,900                  600,590
Kimberly-Clark Corp.                                                                   11,300                  713,030
                                                                                                      -----------------
                                                                                                             1,313,620
                                                                                                      -----------------

Insurance - 6.07%
AFLAC, Inc.                                                                            18,400                  738,576
American International Group, Inc.                                                      9,600                  684,960
                                                                                                      -----------------
                                                                                                             1,423,536
                                                                                                      -----------------

Personal Products - 2.39%
The Gillette Co.                                                                       14,300                  559,130
                                                                                                      -----------------

Pharmaceuticals - 8.81%
Johnson & Johnson                                                                      14,000                  710,080
Merck & Co., Inc.                                                                      11,600                  512,604
Pfizer, Inc.                                                                            7,100                  248,855
Schering-Plough Corp.                                                                  15,100                  244,922
Wyeth                                                                                   9,300                  349,215
                                                                                                      -----------------
                                                                                                             2,065,676
                                                                                                      -----------------

Semiconductors - 10.33%
Altera Corp. (a)                                                                       35,000                  715,750
EXAR Corp. (a)                                                                         31,100                  575,350
Intel Corp.                                                                            21,300                  579,360
Intersil Holding Corp.                                                                 24,800                  552,792
                                                                                                      -----------------
                                                                                                             2,423,252
                                                                                                      -----------------

Semiconductor Equipment - 7.73%
Applied Materials, Inc. (a)                                                            32,800                  701,264
MKS Instruments, Inc. (a)                                                              20,700                  497,007
Novellus Systems, Inc.  (a)                                                            19,300                  613,547
                                                                                                      -----------------
                                                                                                             1,811,818
                                                                                                      -----------------

Software - 6.72%
Microsoft Corp.  (a)                                                                   29,200                  729,124
Siebel Systems, Inc. (a)                                                               25,200                  290,052
Synopsys, Inc.  (a)                                                                    19,200                  556,032
                                                                                                      -----------------
                                                                                                             1,575,208
                                                                                                      -----------------

See accompanying notes which are an integral part of the financial statements.

                                                                               8

TrendStarSM Funds                Schedule of Investments - continued (Unaudited)
--------------------------------------------------------------------------------
TrendStarSM American Endeavor Fund
March 31, 2004

Common Stocks - 98.55% - continued                                                 Shares                  Value
                                                                                --------------        -----------------

Specialty Retail - 2.83%
Weight Watchers International, Inc. (a)                                                15,700            $     663,639
                                                                                                      -----------------

TOTAL COMMON STOCKS (Cost $22,441,814)                                                                      23,106,489
                                                                                                      -----------------

                                                                                  Principal
Cash Equivalents - 1.02%                                                           Amount
                                                                                --------------
Huntington Money Market Fund - Investment Shares, 0.20%  (b)                       $  240,308            $     240,308
                                                                                                      -----------------

TOTAL MONEY MARKET SECURITIES (Cost $240,308)                                                                  240,308
                                                                                                      -----------------

TOTAL INVESTMENTS (Cost $22,682,122) - 99.57%                                                            $  23,346,797
                                                                                                      -----------------

Other assets less liabilities - 0.43%                                                                          100,691
                                                                                                      -----------------

TOTAL NET ASSETS - 100.00%                                                                               $  23,447,488
                                                                                                      =================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2004.


See accompanying notes which are an integral part of the financial statements.

9

TrendStarSM Funds                Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
March 31, 2004

                                                                             TrendStarSM            TrendStarSM
                                                                              Small-Cap          American Endeavor
                                                                                 Fund                  Fund
                                                                          -------------------  ----------------------
Assets
Investments in securities:
     At cost                                                                $     44,389,918     $        22,682,122
                                                                          -------------------  ----------------------
     At value                                                               $     47,074,285     $        23,346,797

Interest receivable                                                                      135                      55
Dividends receivable                                                                   7,988                  20,784
Receivable for investments sold                                                       30,524                       -
Receivable for fund shares sold                                                      534,018                 157,310
Prepaid expenses                                                                      15,801                  20,015
                                                                          -------------------  ----------------------
     Total assets                                                                 47,662,751              23,544,961
                                                                          -------------------  ----------------------

Liabilities
Payable to advisor                                                                    32,604                  15,659
Accrued trustee fees                                                                     412                     278
Payable for investments purchased                                                    247,966                  44,100
Payable for fund shares redeemed                                                      34,175                  27,109
Other payables and accrued expenses                                                   18,161                  10,327
                                                                          -------------------  ----------------------
     Total liabilities                                                               333,318                  97,473
                                                                          -------------------  ----------------------


Net Assets:                                                                 $     47,329,433     $        23,447,488
                                                                          ===================  ======================

Shares outstanding                                                                 4,315,437               2,194,178
                                                                          -------------------  ----------------------


Net Assets consist of:
Paid in capital                                                             $     44,656,763     $        22,786,737
Accumulated undistributed net investment income (loss)                              (130,094)                (25,047)
Accumulated net realized gain (loss) on investments                                  118,397                  21,123
Net unrealized appreciation (depreciation) on investments                          2,684,367                 664,675
                                                                          -------------------  ----------------------

                                                                            $     47,329,433     $        23,447,488
                                                                          ===================  ======================

Net asset value, offering and redemption
  price per share                                                           $          10.97     $             10.69
                                                                          ===================  ======================

See accompanying notes which are an integral part of the financial statements.

                                                                              10

TrendStarSM Funds                            Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
For the period October 31, 2003 (a)
     through March 31, 2004

                                                                                TrendStarSM               TrendStarSM
                                                                                 Small-Cap             American Endeavor
                                                                                   Fund                      Fund
                                                                           ----------------------    ----------------------

Investment Income
Dividend income                                                              $            51,965       $            73,368
Interest income                                                                            1,062                       628
                                                                           ----------------------    ----------------------
  Total Income                                                                            53,027                    73,996
                                                                           ----------------------    ----------------------

Expenses
Investment advisor fee                                                                   116,918                    63,182
Administration expenses                                                                   37,002                    23,218
Fund accounting expenses                                                                   6,434                       779
Registration expenses                                                                      5,930                       784
Organizational expenses                                                                    4,808                       643
Custodian expenses                                                                         4,330                     2,746
Auditing expenses                                                                          4,162                     3,960
Legal expenses                                                                             4,062                     3,950
Transfer agent expenses                                                                    2,631                       369
Trustee expenses                                                                             412                       278
Insurance expenses                                                                           349                       304
Miscellaneous expenses                                                                       297                       286
                                                                           ----------------------    ----------------------
  Total Expenses                                                                         187,335                   100,499
Reimbursed expenses (b)                                                                   (4,214)                   (1,456)
                                                                           ----------------------    ----------------------
Total operating expenses                                                                 183,121                    99,043
                                                                           ----------------------    ----------------------
Net Investment Income (Loss)                                                            (130,094)                  (25,047)
                                                                           ----------------------    ----------------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                        118,397                    21,123
Change in net unrealized appreciation (depreciation)
   on investment securities                                                            2,684,367                   664,675
                                                                           ----------------------    ----------------------
Net realized and unrealized gain (loss) on investment securities                       2,802,764                   685,798
                                                                           ----------------------    ----------------------
Net increase (decrease) in net assets resulting from operations                      $ 2,672,670                 $ 660,751
                                                                           ======================    ======================

(a) Commencement of operations.
(b) See note 3 to the financial statements.


See accompanying notes which are an integral part of the financial statements.

11

TrendStarSM Funds                 Statement of Changes In Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                                                        TrendStarSM               TrendStarSM
                                                                         Small-Cap             American Endeavor
                                                                           Fund                       Fund
                                                                   ----------------------    -----------------------

                                                                     For the period ended       For the period ended
                                                                      March 31, 2004     (a)     March 31, 2004     (a)
                                                                   ----------------------    -----------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                       $          (130,094)      $            (25,047)
  Net realized gain (loss) on investment securities                              118,397                     21,123
  Change in net unrealized appreciation (depreciation)                         2,684,367                    664,675
                                                                   ----------------------    -----------------------
  Net increase (decrease) in net assets resulting from operations              2,672,670                    660,751
                                                                   ----------------------    -----------------------

Capital Share Transactions
  Proceeds from shares sold                                                   45,560,294                 23,179,671
  Reinvestment of distributions                                                        -                          -
  Amount paid for shares repurchased                                            (903,531)                  (392,934)
                                                                   ----------------------    -----------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                  44,656,763                 22,786,737
                                                                   ----------------------    -----------------------
Total Increase (Decrease) in Net Assets                                       47,329,433                 23,447,488
                                                                   ----------------------    -----------------------

Net Assets
  Beginning of period                                                                  -                          -
                                                                   ----------------------    -----------------------

  End of period                                                             $ 47,329,433               $ 23,447,488
                                                                   ======================    =======================

  Accumulated undistributed net
    investment income (loss) included
    in net assets at end of period                                            $ (130,094)                 $ (25,047)
                                                                   ----------------------    -----------------------

Capital Share Transactions
  Shares sold                                                                  4,399,599                  2,231,722
  Shares issued in reinvestment of distributions                                       -                          -
  Shares repurchased                                                             (84,162)                   (37,544)
                                                                   ----------------------    -----------------------

  Net increase (decrease) from capital transactions                            4,315,437                  2,194,178
                                                                   ======================    =======================


(a) For period of October 31, 2003 (commencement of operations) through March 31, 2004.


See accompanying notes which are an integral part of the financial statements.

                                                                              12

TrendStarSM Funds                                Financial Highlights(Unaudited)
--------------------------------------------------------------------------------

                                                                     TrendStarSM                 TrendStarSM
                                                                      Small-Cap               American Endeavor
                                                                         Fund                        Fund
                                                               -------------------------    -----------------------

                                                                 For the period ended          For the period ended
                                                                    March 31, 2004      (a)     March 31, 2004     (a)
                                                               -------------------------    -----------------------

Selected Per Share Data
Net asset value, beginning of period                             $                10.00       $              10.00
                                                               -------------------------    -----------------------
Income from investment operations
  Net investment income (loss)                                                    (0.03)                     (0.01)
  Net realized and unrealized gain (loss)                                          1.00                       0.70
                                                               -------------------------    -----------------------
Total from investment operations                                                   0.97                       0.69
                                                               -------------------------    -----------------------

Net asset value, end of period                                   $                10.97       $              10.69
                                                               =========================    =======================

Total Return (b)                                                                  9.70%                      6.90%

Ratios and Supplemental Data
Net assets, end of period (000)                                  $               47,329       $             23,447
Ratio of expenses to average net assets (c)                                       1.40%                      1.40%
Ratio of expenses to average net assets
   before waiver & reimbursement (c)                                              1.43%                      1.42%
Ratio of net investment income to
   average net assets (c)                                                        (0.99)%                    (0.35)%
Ratio of net investment income to
   average net assets before waiver & reimbursement (c)                          (1.02)%                    (0.37)%
Portfolio turnover rate                                                           4.68%                      3.05%

(a)  For the period October 31, 2003 (commencement of operations) through March 31, 2004.
(b)  Not annualized.
(c)  Annualized.



See accompanying notes which are an integral part of the financial statements.

TrendStarSM Funds                  Notes to the Financial Statements (Unaudited)
-------------------------------------------------------------------------------
March 31, 2004

NOTE 1.  ORGANIZATION

TrendStarSM Investment Trust is a statutory business trust organized under Delaware law on July 23, 2003 and operating as an open-end management investment company of the series type. The Trust was originally organized as the Sirius Investment Trust, but changed its name to TrendStar Investment Trust on or about October 2, 2003. Prior to October 31, 2003, the Trust did not engage in operations other than to attend to organizational matters and the registration of its shares. The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of series ("Funds"), each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust offers two series of shares; TrendStarSM Small-Cap Fund ("Small-Cap Fund") and the TrendStarSM American Endeavor Fund ("American Endeavor Fund"). Each Fund commenced investment operations on October 31, 2003. The investment objective of each Fund is to achieve long-term growth of capital with income as a secondary consideration.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations - securities traded on security exchanges or in the over-the-counter market in which transaction prices are reported are valued at the closing price reported by the exchange on which the securities are traded. Lacking a closing price, a security is valued at its last bid price. Securities for which quotations are not available (and any other assets) are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the Board.

Federal Income Taxes- There is no provision for federal income tax. Each Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

TrendStarSM Advisors, LLC (the "Advisor") manages the investment portfolio and the general business affairs of each Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the terms of the

TrendStarSM Funds                      Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

Advisory Agreement, the Advisor manages the investment operations of each Fund in accordance with the Fund's investment policies and restrictions. The Advisor furnishes an investment program for each Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Trust in the investments of each Fund. At all times the Advisor's actions on behalf of the Funds are subject to the overall supervision and review of the Board. For its investment advisory services to each Fund, each Fund pays to the Advisor, on the last day of each month, an annualized fee equal to 0.90% of average net assets of each Fund, such fee to be computed daily based upon the daily average net assets of each Fund. For the period October 31, 2003 (commencement of operations) through March 31, 2004, the Advisor earned a fee of $116,918 and $63,182 from the Small-Cap Fund and the American Endeavor Fund, respectively. At March 31, 2004, the Small-Cap Fund and the American Endeavor Fund owed the Advisor $32,604 and $15,659, respectively for its advisory services. The Advisor has voluntarily agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.40% of average daily net assets. The Advisor may terminate this voluntary agreement at any time. For the period October 31, 2003 (commencement of operations) through March 31, 2004, the Advisor waived fees of $4,214 and $1,456 for the Small-Cap Fund and the American Endeavor Fund, respectively. Any reimbursement of organizational expenses by the Advisor is subject to repayment by the Funds within one year of the commencement of operations of the Funds, if the Funds are able to make the payments without exceeding the above described expense limitations. Any waiver or reimbursement of operating expenses by the Advisor is subject to repayment within three years of the expense being incurred, if the Funds are able to make the payments without exceeding the above described expense limitations.

Unified  Fund  Services,   Inc.   ("Unified"),   431  N.  Pennsylvania   Street,
Indianapolis, IN 46204, serves as the Trust's transfer, dividend paying and shareholder servicing agent, Fund Accountant and Fund Administrator. Unified, subject to the supervision of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Trust. In providing Transfer Agent Services, Unified maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

Unified also performs certain administrative tasks for the Funds pursuant to a written agreement with the Trust. Unified also supervises all aspects of the operations of the Funds except those reserved by the Funds' investment advisor under its advisory agreement with the Trust. As Fund Accountant, Unified is responsible for calculating each Fund's net asset value, preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Trust Act of 1940. As Fund Administrator, Unified, prepares financial statements contained in the reports to stockholders of the Fund, prepares reports and filings with the Securities and Exchange Commission (the "SEC"), prepares filings with state authorities, and maintains the Funds' financial accounts and records. For the services to be rendered as Transfer Agent, Fund Accountant, and Fund Administrator, the Trust pays Unified an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. Each Fund bears its pro rata share of such expenses.

Each Fund retains Unified Financial Securities, Inc., (the "Distributor") a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the Distributor by the Funds for the period October 31, 2003 (commencement of operations) through March 31, 2004.

TrendStarSM Funds                  Notes to the Financial Statements (Unaudited)
--------------------------------------------------------------------------------
March 31, 2004 - continued

NOTE 4.  INVESTMENTS

For the period October 31, 2003, (commencement of operations) through March 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                                     Small-Cap        American Endeavor
                                                       Fund                 Fund
                                                  ----------------  ----------------------
             Purchases
                  U.S. Government Obligations        $          -            $          -
                  Other                                45,313,409              22,970,989
             Sales
                  U.S. Government Obligations        $          -            $          -
                  Other                                 1,597,999                 550,298

As of March 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                                      Small-Cap        American Endeavor
                                         Fund                 Fund
                                    ---------------   -------------------
Gross Appreciation                   $   3,493,534       $     1,394,048
Gross (Depreciation)                      (809,167)             (729,373)

                                    ---------------   -------------------
Net Appreciation on Investments      $   2,684,367       $       664,675
                                    ===============   ===================



At March 31, 2004, the aggregate cost of securities for federal income tax purposes was $44,389,918 and $22,682,122 for the Small-Cap Fund and the American Endeavor Fund, respectively.

NOTE 5.  ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6.  RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2004, Charles Schwab & Co., Inc. held 87.98% and 93.76% of the Small-Cap Fund and the American Endeavor Fund, respectively, in an omnibus account for the benefit of its customers. An officer of the Trust held 1.34% of American Endeavor Fund.

NOTE 7.  DISTRIBUTIONS TO SHAREHOLDERS

There have been no distributions made by the Funds during the period October 31, 2003, (commencement of operations) through March 31, 2004.

TrendStarSM Funds                                  Board of Trustees (Unaudited)
--------------------------------------------------------------------------------

The Trust's operations overseen by a Board of Trustees. The table below sets forth information concerning each of the Trust's corrent Trustees.


                                                Interested Trustees
--------------------------------------------------------------------------------------------------------------------
                                                                                        Funds
                   Position(s)   Term of Office                                         Overseen    Other Trustee/
Name, Address      Held with     & Length of      Principal Occupation(s) During Past   by          Directorships
& Date of Birth    the Trust     Time Served      5 Years                               Trustee     Held by Trustee
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------

Thomas W.          Interested    Indefinite.      President and Chief Investment            2       University of
Laming*            Trustee,                       Officer of TrendStar Advisors, LLC,              Kansas, College
                   President     Since            Overland Park, KS, since August,                 of Liberal Arts
7300 College                     September, 2003  2003.  Previously Senior Vice                       & Sciences
Blvd., Suite 308                                  President and Portfolio Manager,                  Advisory Board
Overland Park,                                    Kornitzer Capital Management, Inc.,
KS  66210                                         in Shawnee Mission, Kansas, an
                                                  investment advisory firm, from                       Indiana
(08-11-1958)                                      January 1993 to August 2003.                        University
                                                  Previously a Senior Engineer at                     Reese Fund
                                                  Martin Marietta in Denver, Staff                     Board of
                                                  Engineer with TRW at the Johnson                     Advisors
                                                  Space Center in Houston and at
                                                  TRW's Space Park Facility in
                                                  Redondo Beach, and technology
                                                  analyst with Waddell & Reed in
                                                  Overland Park, Kansas.  Senior
                                                  Member of the American Institute of
                                                  Aeronautics and Astronautics.
                                                  M.B.A. from Indiana University,
                                                  M.S. in Aeronautics and
                                                  Astronautics from the Massachusetts
                                                  Institute of Technology and a B.S.,
                                                  with highest distinction, in
                                                  Physics from the University of
                                                  Kansas.
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------

James R.           Interested    Indefinite.      Vice President & Co-Portfolio             2            None
McBride*           Trustee,                       Manager, TrendStar Capital Mgmt,
                   Treasurer     Since            LLC, since August, 2003.
7033 College                     September, 2003  Previously Vice President and
Blvd. Suite 308                                   Research Analyst, Kornitzer Capital
Overland Park,                                    Management, Inc., from 2000 to
KS 66210                                          2003. Program Manager, Senior
                                                  Analyst and various other
(05-25-1961)                                      management positions, Hewlett
                                                  Packard, from 1989 to 2000.  M.B.A
                                                  in finance from Indiana University,
                                                  B.S., with honors, in Mechanical
                                                  Engineering, from Wichita State
                                                  University
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------


17

TrendStarSM Funds
--------------------------------------------------------------------------------


                                       Disinterested (Independent) Trustees
--------------------------------------------------------------------------------------------------------------------
                                                                                        Funds
                   Position(s)   Term of Office                                         Overseen   Other Trustee/
Name, Address      Held with     & Length of      Principal Occupation(s) During Past   by         Directorships
& Date of Birth    the Trust     Time Served      5 Years                               Trustee    Held by Trustee
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------

Robert C.          Independent   Indefinite.      Founding Dean, Graduate School of         2            None
Klemkosky          Trustee                        Business, Sungkyunkwan University,
                                 Since            Seoul, Korea, since November,
7300 College                     September, 2003  2003.  Faculty member of Indiana
Blvd., Suite 308                                  University since 1976 and Fred T.
Overland Park,                                    Greene Professor of Finance at the
KS  66210                                         Indiana University Kelley School of
                                                  Business since 1982.  Also
(11-05-1939)                                      currently serves as Chairperson of
                                                  the Finance Department.  Previously
                                                  held positions in the corporate
                                                  treasurer's department of Dow
                                                  Chemical Co. and credit analyst in
                                                  corporate lending for the National
                                                  Bank o Detroit.  Has published over
                                                  thirty articles relating to
                                                  financial markets and research and
                                                  has taught international financial
                                                  related courses in France,
                                                  Venezuela, Poland, the Czech
                                                  Republic, Hungary, Finland, Russia,
                                                  Slovenia and South Korea.  Holds a
                                                  B.A. and Ph.D. from Michigan State
                                                  University and an M.B.A. from the
                                                  University of Michigan
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------

Terry Matlack      Independent   Indefinite.      Partner, Kansas City Equity               2         Enterprise
                   Trustee                        Partners, a small business                          Center of
7300 College                     Since            investment company venture capital               Johnson County,
Blvd., Suite 308                 September, 2003  firm, since 2001.  Previously                           KS
Overland Park,                                    President, GreenStreet Capital,
KS  66210                                         Inc., a private equity investment                 Kansas Venture
                                                  firm, from 1998 to 2001, President,               Capital, Inc.
(02-25-1956)                                      Ameritel Payphones, Inc, a
                                                  consolidator of regional inmate                      Reserve
                                                  telephone companies, from 1995 to                   Facilities
                                                  1997, Executive Vice-President and                Partners, LLC.
                                                  Director, W.K. Communications,
                                                  Inc., a cellular communications                      Managing
                                                  company, from 1990 to 1995.                         Director,
                                                  Received a B.S. in Business                          Tortoise
                                                  Administration from Kansas State                     Capital
                                                  University, Manhattan, Kansas in                  Advisors, Inc.
                                                  1978, an M.B.A. from the University
                                                  of Kansas, Lawrence, Kansas, in                  FreightPro, Inc.
                                                  1982 and a Juris Doctorate from the
                                                  University of Kansas School of Law                  LICO, Inc.
                                                  in 1982.
                                                                                                         ACT
                                                                                                   Teleconferencing,
                                                                                                     Inc., (NASDAQ,
                                                                                                         ACTT)
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------

P. Bradley Adams   Independent   Indefinite.      Currently a retired investor.  Vice       2            None
                   Trustee,                       President of Finance and
7300 College       Chairman      Since            Operations, Chief Operating Officer
Blvd., Suite 308                 September, 2003  and Director, Jones & Babson, Inc.,
Overland Park,                                    Kansas City, MO, an investment
KS  66210                                         company service provider, from 1984
                                                  to 2003.  B.S. in Finance from
(08-05-1960)                                      University of Wyoming in 1983.
                                                  M.B.A. from Rockhurst College,
                                                  Kansas City, MO in 1987.
------------------ ------------- ---------------- ------------------------------------- ---------- -----------------
*Messrs. Laming and McBride are considered "Interested" Trustees of the Trust because of their affiliation with the Trust's investment Advisor, TrendStarSM
Advisors, LLC.

                                  PROXY VOTING

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Funds at (888) 747-4872 or on the SEC's website www.sec.gov.

TRUSTEES
P. Bradley Adams, Chairman
Thomas W. Laming
James R. McBride
Robert C. Klemkosky
Terry Matlack

OFFICERS
Thomas W. Laming, President
James R. McBride, Treasurer
Kyle R. Bubeck, Secretary

INVESTMENT ADVISOR
TrendStarSM Advisors, LLC.
7300 College Blvd. Suite 308
Overland Park, KS 66210

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
David Jones & Associates, P.C.
395 Sawdust Rd. #2148
The Woodlands, TX 77380

CUSTODIAN
Huntington National Bank
41 South High St.
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204





This report is intended only for the  information of shareholders                 TrendStar Funds
or those who have received the Funds  prospectus  which  contains            TrendStar Advisors, LLC
information about the Funds' management fee and expenses.  Please          7300 College Blvd., Suite 308
read the prospectus carefully before investing.                               Overland Park, KS 66210

Distributed by Unified Financial Securities, Inc.                             Toll Free 10888-747-4872
Member NASD/SIPC

Item 2. Code of Ethics.  Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6. Schedule of Investments. See Item 1 - Reports to Stockholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders. [Required for fiscal periods ending after January 1, 2004.] (attach proxy as exhibit) Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 1, 2004 [within 90 days of filing date of this Form N-CSR], the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2)is filed herewith. This exhibit is named "EX-99.CERT" for EDGAR Filing.

(a)(3)   Not Applicable.

(b) Provide the 906 Certification as required by Rule 30a-2(b) is iled herewith. This Exhibit is named "EX-99.906" for EDGAR Filing.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TrendStar Investment Trust

By (Signature and Title)
*  /s/ Thomas W. Laming
 ------------------------------------------------------------------------------
   Thomas W. Laming, President

Date  June 4, 2004
    ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*  /s/ James R. McBride
 ------------------------------------------------------------------------------
   James R. McBride, Treasurer

Date   June 4, 2004
    ---------------------------------------------------------------------------

By (Signature and Title)
*
 ------------------------------------------------------------------------------
         [Type name and title under signature line.]

Date
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.




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